Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 5: Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Raw materials	$427.3	$166.5
Work-in-process	767.8	575.9
Finished goods, including parts and subassemblies	1,376.9	1,190.5
Other	12.5	12.1
	2,584.5	1,945.0
Excess of current standard costs over LIFO costs	(102.7)	(97.7)
Allowance for obsolete and excess inventory	(81.9)	(68.0)

Total inventories	$2,399.9	$1,779.3